Filed Pursuant to Rule 497

File Nos. 333-214851 and 811-23216

FS SERIES TRUST

FS Chiron Real Asset Fund

Supplement dated March 14, 2022 to the

Prospectus, dated April 30, 2021

This supplement contains information which amends, supplements or modifies certain information contained in the Prospectus for FS Chiron Real Asset Fund (the “Fund”), dated April 30, 2021 (as may be supplemented and amended, the “Prospectus”). Capitalized terms used in this supplement have the same meanings as in the Prospectus, unless otherwise stated herein.

Effective immediately, Ryan Caldwell now serves as a portfolio manager of the Fund. Accordingly, the Prospectus is hereby amended and supplemented as follows:

1.	The following disclosure is added under “Portfolio Managers” under the section entitled “Fund Summary: FS Chiron Real Asset Fund” beginning on page 45 of the Prospectus:

Name	Portfolio Manager	Title
Ryan Caldwell	2022	Portfolio Manager, Chiron Investment Management

2.	The following disclosure is added under the section entitled “Portfolio Managers – FS Chiron Real Asset Fund” on page 112 of the Prospectus:

Name	Portfolio Manager of the Funds Since	Title and Recent Biography
Ryan Caldwell	2022	2020 – Present: Managing Director, FS Investments; Chief Investment Officer, Chiron

		2015 – 2020: Chief Investment Officer and Lead Portfolio Manager, Chiron

		2000 – 2014: Co-Portfolio Manager, Waddell & Reed

Please retain this Supplement with your Prospectus for future reference.

FS SERIES TRUST

FS Chiron Real Asset Fund

Supplement dated March 14, 2022 to the

Statement of Additional Information, dated April 30, 2021

This supplement contains information which amends, supplements or modifies certain information contained in the Statement of Additional Information of FS Chiron Real Asset Fund (the “Fund”), dated April 30, 2021 (as may be supplemented and amended, the “SAI”). Capitalized terms used in this supplement have the same meanings as in the SAI, unless otherwise stated herein.

Effective immediately, Ryan Caldwell now serves as a portfolio manager of the Fund. Accordingly, the SAI is hereby amended and supplemented as follows:

1.	The following disclosure is hereby added to the section entitled “Investment Personnel – Other Accounts Managed” on page 64 of the SAI:

	Number of Accounts	Assets of Accounts (in thousands)(1)	Number of Accounts Subject to a Performance Fee	Assets Subject to a Performance Fee (in thousands)(1)
Ryan Caldwell(4)
Registered Investment Companies	1	$1,700,000	—	$—
Other Pooled Investment Vehicles	1	$331,500	1	$331,500
Other Accounts	—	$—	—	$—

(4) Mr. Caldwell became a portfolio manager of the FS Chiron Real Asset Fund effective March, 2022. Information is shown as of February 28, 2022.

2.	The following disclosure is hereby added to the table under the section entitled “Management – Portfolio Manager Securities Ownership” on page 65 of the SAI:

Portfolio Manager	Name of Fund	Dollar Range of Equity Securities in the Fund
Ryan Caldwell***	FS Chiron Real Asset Fund	None

***Mr. Caldwell became a portfolio manager of the FS Chiron Real Asset Fund effective March, 2022. Information is shown as of January 31, 2022.

Please retain this Supplement with your SAI for future reference.

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